Share Capital	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Share Capital
18.	SHARE CAPITAL

Common Shares

The Company is authorized to issue an unlimited number of common shares. At December 31, 2015, the Company had 142,239 common shares issued and outstanding.

The amount and timing of any dividends payable by Hydro One is at the discretion of the Hydro One Board of Directors and is established on the basis of Hydro One’s results of operations, maintenance of its deemed regulatory capital structure, financial condition, cash requirements, the satisfaction of solvency tests imposed by corporate laws for the declaration and payment of dividends and other factors that the Board of Directors may consider relevant.

Preferred Shares

The Company is authorized to issue an unlimited number of preferred shares, issuable in series. At December 31, 2015, Hydro One had no issued and outstanding preferred shares.

On November 2, 2015, a special resolution of Hydro One Limited (as sole shareholder of Hydro One) was made to amend the articles of Hydro One to delete the share ownership restrictions and to amend the Hydro One preferred share terms to provide for basic redeemable preferred shares. When issued, the Class A preferred shares will be redeemable at the option of the Company. The holders of the Class A preferred shares will be entitled to receive, if and when declared by the Hydro One Board of Directors, non-cumulative preferred share dividends at a rate per year to be determined by the Hydro One Board of Directors. The holders of the Class A preferred shares will not be entitled to receive notice of, or to attend or to vote at, any meeting of the shareholders of Hydro One. The holders of the Class A preferred shares will be entitled to receive, before any distributions to the holders of common shares and any other shares ranking junior to the Class A preferred shares, an amount equal to the amount paid for the Class A preferred shares together with all dividends declared and unpaid up to the date of liquidation, dissolution or winding up of Hydro One, or the date of redemption.

Prior to October 31, 2015, the Company had 12,920,000 issued and outstanding 5.5% cumulative preferred shares held by the Province, with a redemption value of $25 per share or $323 million total value. These preferred shares were entitled to an annual cumulative dividend of $18 million, or $1.375 per share, which was payable on a quarterly basis. These preferred shares had conditions for their redemption that were outside the control of the Company because the Province could exercise its right to redeem in the event of change in ownership without approval of the Company’s Board of Directors. At December 31, 2014, these preferred shares were classified on the Consolidated Balance Sheet as temporary equity because the redemption feature was outside the control of the Company. On October 31, 2015, these preferred shares were purchased and cancelled by Hydro One. See “Reorganization” below for further details.

Reorganization

Prior to the completion of the IPO, Hydro One and Hydro One Limited completed a series of transactions (Pre-IPO Transactions) that resulted in, among other things, on October 31, 2015, Hydro One Limited acquiring all of the issued and outstanding shares of Hydro One from the Province.

The following table presents the common shares issued during the year ended December 31, 2015. There were no common shares issued during the year ended December 31, 2014.

Year ended December 31, 2015	(millions of Canadian dollars)	(number of shares)
Pre-Closing Transactions:
Common shares issued – purchase and cancellation of preferred shares (a)	323	2,640
Common shares issued (b)	2,600	39,598
Common shares issued (c)	—	1

Total common shares issued	2,923	42,239

(a)	As part of the Pre-Closing Transactions, on October 31, 2015, Hydro One purchased and cancelled its 12,920,000 preferred shares previously held by the Province for cancellation at a price equal to the redemption price of the preferred shares totaling $323 million, which was satisfied by the issuance to the Province of 2,640 common shares of Hydro One.

(b)	On November 4, 2015, Hydro One issued 39,598 common shares to Hydro One Limited for proceeds of $2.6 billion.

(c)	On November 3, 2015, Hydro One declared a stock dividend on its common shares, which due to the number of shares issued and the resulting effect on the price per share was treated as a stock split. On November 5, 2015, Hydro One effected a reverse split and issued as consideration one common share to Hydro One Limited. There was no impact to the capital structure of Hydro One as a net result of the stock dividend and the reverse split.